Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of the Assets Acquired, and the Associated Consideration

All figures in £ millions	2024 Total	2023 Total	2022 Total

Intangible assets	1	117	110

Deferred tax asset	–	–	8

Trade and other receivables	–	8	8

Cash and cash equivalents	–	4	13

Trade and other liabilities	–	(7)	(26)

Deferred tax liabilities	–	(31)	(22)

Net assets acquired	1	91	91

Goodwill	1	61	204

Total	2	152	295

Satisfied by:

Cash consideration	1	152	223

Contingent or deferred consideration	1	–	41

Fair value of existing investment	–	–	31

Total consideration	2	152	295

Schedule of Cash Flow on Acquisitions

All figures in £ millions	2024 Total	2023 Total	2022 Total

Cash flow on acquisitions

Cash – current year acquisitions	(1)	(152)	(223)

Cash and cash equivalents acquired	–	4	13

Deferred payments for prior year acquisitions and other items	(38)	(23)	(18)

Net cash outflow	(39)	(171)	(228)